Cover	Jul. 24, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE This Amendment No. 1 to the Current Report on Form 8-K filed by BrewBilt Brewing Company (the “Company”) on July 26, 2023 is being filed to disclose loan transactions between the Company and Adam Eisenberg that were inadvertently omitted from the initial 8-K filing.
Document Period End Date	Jul. 24, 2023
Entity File Number	000-53276
Entity Registrant Name	BrewBilt Brewing Company
Entity Central Index Key	0001399306
Entity Tax Identification Number	86-3424797
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	110 Spring Hill Drive # 17
Entity Address, City or Town	Grass Valley
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95945
City Area Code	(530)
Local Phone Number	205-3437
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false